Schedule of reconciliation of reportable segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Segment Information
Revenue as per IFRS - Rendering of services		₨ 9,539,178	₨ 7,383,464	₨ 3,583,798
Other Revenue	$ 5,700	534,852	571,058	606,099
Total Revenue		₨ 10,074,030	₨ 7,954,522	₨ 4,189,897